Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 2,403,908	$ 2,301,221
Accumulated depreciation	(1,501,224)	(1,514,249)
Depreciated cost	902,684	786,972
Land, Buildings And Leasehold Improvements
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	848,926	789,111
Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	1,409,998	1,356,607
Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	91,736	102,176
Motor Vehicles And Airplanes
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 53,248	$ 53,327
Israel
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²	2,519,508
Real estate leased, square feet | ft²	6,772,688
U.S.
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²	759,445
Real estate leased, square feet | ft²	1,176,332
Other Countries
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²	1,039,287
Real estate leased, square feet | ft²	604,674